Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 22, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated December 9, 2021Important Notice Regarding Change in Fund Name and Benchmark for Invesco Emerging Markets All Cap FundThe purpose of this supplement is to provide you notice of changes to the current Prospectuses and Statement of Additional Information (“SAI”) of Invesco Emerging Markets All Cap Fund.You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.At a board meeting held on November 29 – December 1, 2021, the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) approved a change to the name of the Invesco Emerging Markets All Cap Fund (the “Fund”).Effective on or about February 28, 2022, the Fund’s Summary and Statutory Prospectuses and SAI will be revised to reflect the following:1. The Fund will be renamed “Invesco EQV Emerging Markets All Cap Fund.”2. The following paragraph will be added to the “Principal Investment Strategies of the Fund” and “Objective(s) and Strategies”sections of the Summary and Statutory Prospectuses:The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have a strong “EQV” profile. The portfolio managers’ EQV investment approach focuses on Earnings, demonstrated by sustainable earnings growth; Quality, demonstrated by efficient capital allocation; and Value, demonstrated by attractive prices.3. The Lipper Emerging Market Funds Index will be removed as the Fund’s peer group index.
Emerging Markets All Cap
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated December 9, 2021Important Notice Regarding Change in Fund Name and Benchmark for Invesco Emerging Markets All Cap FundThe purpose of this supplement is to provide you notice of changes to the current Prospectuses and Statement of Additional Information (“SAI”) of Invesco Emerging Markets All Cap Fund.You should read this supplement in conjunction with the Summary Prospectus, Statutory Prospectus and Statement of Additional Information and retain it for future reference.At a board meeting held on November 29 – December 1, 2021, the Board of Trustees of AIM Investment Funds (Invesco Investment Funds) approved a change to the name of the Invesco Emerging Markets All Cap Fund (the “Fund”).Effective on or about February 28, 2022, the Fund’s Summary and Statutory Prospectuses and SAI will be revised to reflect the following:1. The Fund will be renamed “Invesco EQV Emerging Markets All Cap Fund.”2. The following paragraph will be added to the “Principal Investment Strategies of the Fund” and “Objective(s) and Strategies”sections of the Summary and Statutory Prospectuses:The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have a strong “EQV” profile. The portfolio managers’ EQV investment approach focuses on Earnings, demonstrated by sustainable earnings growth; Quality, demonstrated by efficient capital allocation; and Value, demonstrated by attractive prices.3. The Lipper Emerging Market Funds Index will be removed as the Fund’s peer group index.